Subsequent Events (Details Narrative) - USD ($)																															12 Months Ended
	Mar. 28, 2018	Mar. 22, 2018	Mar. 14, 2018	Mar. 12, 2018	Feb. 20, 2018	Feb. 07, 2018	Feb. 05, 2018	Jan. 22, 2018	Jan. 16, 2018	Jan. 08, 2018	Jan. 02, 2018	Dec. 11, 2017	Aug. 05, 2017	Jul. 05, 2017	Jul. 02, 2017	Jun. 23, 2017	Jun. 16, 2017	Jun. 09, 2017	Apr. 20, 2017	Apr. 18, 2017	Apr. 01, 2017	Mar. 31, 2017	Mar. 12, 2017	Mar. 01, 2017	Jan. 22, 2017	Jan. 08, 2017	Jan. 02, 2017	Aug. 05, 2016	Jul. 02, 2016	Apr. 11, 2016	Dec. 31, 2017	Dec. 31, 2016	Jul. 20, 2017
Stock issued during period, shares														1,265,411	632,706
Warrant exercise price														$ 0.08		$ 0.04		$ 0.05															$ 0.08
Proceeds from issuance of warrant													$ 45,000			$ 100,000		$ 75,000										$ 45,000
Warrants to purchase common stock													9,000,000			2,500,000		1,500,000
Shares issued for services, shares												1,500,000
Stock issued during period for services, value												$ 142,500																			$ (966,279)	$ (92,500)
Shares issued for debt conversion, shares																	392,155			2,009,419		2,500,000
Debt conversion of shares value																	$ 32,350			$ 40,000		$ 3,500
Debt instrument face amount																	$ 30,000														35,000
Interest paid																															$ 200	$ 328
Number of options expired																								1,200,000		1,150,000			5,000,000	500,000
Strike price																								$ 0.08		$ 0.08			$ 0.01	$ 0.05
Consultant [Member]
Shares issued for services, shares																			350,000						200,000
Stock issued during period for services, value																			$ 15,750						$ 3,460
Subsequent Event [Member]
Sale of stock, shares				333,333
Sale of stock price per share				$ 0.15
Stock issued during period, shares				333,333
Number of warrant issued				666,700
Warrant exercise price	$ 0.04			$ 0.15
Warrant term				3 years
Proceeds from issuance of warrant	$ 120,000			$ 50,000
Warrants to purchase common stock	3,000,000
Shares issued for debt conversion, shares		1,116,584			801,603	809,716	1,009,489		955,474	806,452	784,929
Debt conversion of shares value		$ 52,479			$ 40,000	$ 40,000	$ 50,000		$ 50,000	$ 40,000	$ 50,000
Debt instrument face amount		50,000
Interest paid		$ 2,479
Number of options expired					8,000,000
Strike price					$ 0.04
Subsequent Event [Member] | First Gemini Note [Member]
Shares issued for debt conversion, shares			851,064					806,452
Debt conversion of shares value			$ 40,000					$ 40,000
Subsequent Event [Member] | First Black Mountain Note [Member]
Shares issued for debt conversion, shares			529,246					806,452
Debt conversion of shares value			$ 24,875					$ 40,000
Debt instrument face amount			13,250
Interest paid			$ 11,625
Subsequent Event [Member] | Mr. Lawrence [Member]
Stock issued for compensation, value																					$ 12,960						$ 12,960
Stock issued for compensation, shares																					129,960						100,077
Subsequent Event [Member] | Consultant [Member]
Shares issued for services, shares																							350,000
Stock issued during period for services, value																							$ 25,550